Cover	Jan. 06, 2025
Cover [Abstract]
Document Type	S-3/A
Amendment Flag	false
Entity Registrant Name	FOCUS UNIVERSAL INC.
Entity Central Index Key	0001590418
Entity Tax Identification Number	46-3355876
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2311 East Locust Court
Entity Address, City or Town	Ontario
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91761
City Area Code	(626)
Local Phone Number	272-3883
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false